7. Research and Development Expenses	12 Months Ended
Dec. 31, 2018
Research And Development Expenses
Research and Development Expenses

7.          Research and development expenses

The following table shows the different types of expenses allocated to research and development costs for the years ended December 31:

	2018	2017	2016
Third-party services	22,127	12,299	20,170
Personnel expenses	8,055	5,639	6,648
Legal, consulting and patent expenses	1,672	890	758
Cost of materials	1,140	994	1,028
Amortisation and depreciation	351	309	322
Operating lease expenses	401	345	297
Other expenses	1,402	1,013	957
	35,148	21,489	30,180